UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

The Managers AMG Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	October 31, 2013
Date of reporting period:	November 1, 2012 – April 30, 2013 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

Managers AMG Funds

Semi-Annual Report—April 30, 2013 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Trilogy Global Equity Fund	6

Trilogy Emerging Markets Equity Fund	10

Trilogy International Small Cap Fund	13

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	16

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	21
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	22
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	23
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	24
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	30
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2013	Expense	Beginning	Ending	Expenses
	Ratio for the	Account Value	Account Value	Paid During the
	Period	11/01/12	4/30/13	Period*
Trilogy Global Equity Fund
Investor Class Shares
Based on Actual Fund Return	1.12%	$1,000	$1,126	$5.90
Hypothetical (5% return before expenses)	1.12%	$1,000	$1,019	$5.61

Service Class Shares
Based on Actual Fund Return	0.74%	$1,000	$1,127	$3.90
Hypothetical (5% return before expenses)	0.74%	$1,000	$1,021	$3.71

Institutional Class Shares
Based on Actual Fund Return	0.65%	$1,000	$1,127	$3.43
Hypothetical (5% return before expenses)	0.65%	$1,000	$1,022	$3.26

Trilogy Emerging Markets Equity Fund
Investor Class Shares
Based on Actual Fund Return	1.58%	$1,000	$1,029	$7.95
Hypothetical (5% return before expenses)	1.58%	$1,000	$1,017	$7.90

Service Class Shares
Based on Actual Fund Return	1.17%	$1,000	$1,031	$5.89
Hypothetical (5% return before expenses)	1.17%	$1,000	$1,019	$5.86

Institutional Class Shares
Based on Actual Fund Return	1.05%	$1,000	$1,031	$5.29
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.26

Trilogy International Small Cap Fund
Investor Class Shares
Based on Actual Fund Return	1.59%	$1,000	$1,085	$8.22
Hypothetical (5% return before expenses)	1.59%	$1,000	$1,017	$7.95

Service Class Shares
Based on Actual Fund Return	1.29%	$1,000	$1,086	$6.67
Hypothetical (5% return before expenses)	1.29%	$1,000	$1,018	$6.46

Institutional Class Shares
Based on Actual Fund Return	1.11%	$1,000	$1,088	$5.75
Hypothetical (5% return before expenses)	1.11%	$1,000	$1,019	$5.56

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

Fund Performance

Periods ended April 30, 2013 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2013.

	Six	One	Since	Inception
Average Annual Total Returns[1]	Months*	Year	Inception	Date
Trilogy Global Equity Fund [2,3]
Investor Class	12.60%	12.14%	8.26%	3/1/2012
Service Class	12.69%	12.35%	4.81%	3/1/2011
Institutional Class	12.70%	12.47%	4.80%	3/1/2011
MSCI World Index (Net) [4,5]	14.67%	16.70%	6.60%	3/1/2011	†

Trilogy Emerging Markets Equity Fund [2,3,6]
Investor Class	2.86%	(0.17)%	(4.84)%	3/1/2012
Service Class	3.05%	0.02%	(5.47)%	3/1/2011
Institutional Class	3.09%	0.17%	(5.40)%	3/1/2011
MSCI Emerging Markets Index (Net) [5,7]	5.29%	3.97%	(0.38)%	3/1/2011	†

Trilogy International Small Cap Fund [2,3,6,8]
Investor Class	8.53%	6.79%	1.63%	7/15/2011
Service Class	8.64%	7.02%	0.31%	3/1/2011
Institutional Class	8.81%	7.18%	0.44%	3/1/2011
MSCI All Country World Index ex-U.S. Small Cap (Net) [5,9]	14.73%	14.41%	2.14%	3/1/2011	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., a member of FINRA.

*	Not annualized.
†	The date reflects the inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2013. All returns are in U.S. dollars($).

[2]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[3]

Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

[4]	The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed performance. The MSCI
World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Unlike the Fund, the MSCI World Index is unmanaged, is not available for investment, and does not incur expenses.
[5]

All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

[6]	A short-term redemption fee of 2% will be charged on redemptions of Fund shares held for 60 days or less.
[7]

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment, and does not incur expenses.

[8]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[9]

The MSCI All Country World Index ex-U.S. Small Cap covers all investable small-cap securities with a market capitalization below that of the companies in the MSCI Standard Indices (excluding USA), and target approximately 14% of each market’s free-float adjusted market capitalization. Unlike the Fund, the MSCI All Country World Index ex-U.S. Small Cap is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

Trilogy Global Equity Fund

Fund Snapshots

April 30, 2013

Portfolio Breakdown (unaudited)

	Trilogy Global	MSCI
Industry	Equity Fund**	World Index
Information Technology	18.1%	11.5%
Financials	17.1%	20.9%
Consumer Discretionary	14.3%	11.4%
Industrials	11.9%	10.7%
Energy	8.8%	9.8%
Health Care	7.9%	11.2%
Consumer Staples	7.6%	11.0%
Materials	4.1%	6.0%
Utilities	1.5%	3.6%
Telecommunication Services	1.2%	3.9%
Other Equities	1.5%	0.0%
Other Assets and Liabilities	6.0%	0.0%

**	As a percentage of net assets.

Top Ten Holdings (unaudited)

%of
Security Name	Net Assets
Google, Inc., Class A*	3.1%
Microsoft Corp.*	2.2
Apple, Inc.*	2.0
SAP AG*	1.8
HSBC Holdings PLC	1.6
Credit Suisse Group AG	1.6
Express Scripts Holding Co.	1.6
Check Point Software Technologies, Ltd.	1.6
British American Tobacco PLC*	1.6
priceline.com, Inc.*	1.5

Top Ten as a Group	18.6%

*	Top Ten Holding at October 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Trilogy Global Equity Fund

Schedule of Portfolio Investments

April 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 92.5%
Consumer Discretionary - 14.3%
Bed Bath & Beyond, Inc. (United States)*	8,800	$605,440
Carnival PLC (United Kingdom)	15,754	568,782
Coach, Inc. (United States)	7,000	412,020
Daimler AG (Germany)	10,859	602,078
Hennes & Mauritz AB, B Shares (Sweden)	29,198	1,036,927
Honda Motor Co., Ltd. (Japan)	21,600	861,893
Hyatt Hotels Corp., Class A (United States)*	9,800	418,264
Hyundai Motor Co. (South Korea)	2,510	455,774
Li & Fung, Ltd. (Hong Kong)	233,000	302,401
Lululemon Athletica, Inc. (Canada)*,1	6,600	502,458
NIKE, Inc., Class B (United States)	6,958	442,529
Nissan Motor Co., Ltd. (Japan)	65,600	684,359
Nitori Holdings Co., Ltd. (Japan)	8,939	674,382
PetSmart, Inc. (United States)	5,600	382,144
priceline.com, Inc. (United States)*	1,758	1,223,550
Publicis Groupe SA (France)	9,101	632,869
Ross Stores, Inc. (United States)	6,000	396,420
Toyota Motor Corp. (Japan)	7,771	451,012
Urban Outfitters, Inc. (United States)*	19,044	789,183
Viacom, Inc., Class B (United States)	6,000	383,940
Total Consumer Discretionary		11,826,425
Consumer Staples - 7.6%
Anheuser-Busch InBev N.V. (Belgium)	5,797	556,921
Archer-Daniels-Midland Co. (United States)	13,400	454,796
British American Tobacco PLC (United Kingdom)	23,096	1,280,333
Carlsberg A/S, Class B (Denmark)	4,749	441,507
Japan Tobacco, Inc. (Japan)	13,000	491,416
Jeronimo Martins SGPS, S.A. (Portugal)	38,858	925,483
Monster Beverage Corp. (United States)*	11,947	673,811
Philip Morris International, Inc. (United States)	10,011	956,952
TESCO PLC (United Kingdom)	84,423	480,197
Total Consumer Staples		6,261,416
Energy - 8.8%
Apache Corp. (United States)	13,981	1,032,916
BG Group PLC (United Kingdom)	34,124	576,059
CNOOC, Ltd. (China)	190,200	356,258
Gazprom OAO, Sponsored ADR (Russia)	45,540	362,679
Inpex Corp. (Japan)	50	241,965
Noble Energy, Inc. (United States)	3,995	452,594
Occidental Petroleum Corp. (United States)	6,720	599,827
Petroleo Brasileiro, S.A., ADR (Brazil)	24,100	461,515

	Shares	Value
Schlumberger, Ltd. (United States)	15,512	$1,154,558
Superior Energy Services, Inc. (United States)*	10,700	295,213
Total SA (France)	11,532	580,487
Transocean, Ltd. (Switzerland)*	22,837	1,175,420
Total Energy		7,289,491
Financials - 17.1%
Allianz SE (Germany)	4,674	691,381
Banco Bradesco, S.A., ADR (Brazil)	32,840	544,816
Blackstone Group, L.P., The (United States)	38,600	793,230
BNP Paribas SA (France)	11,214	625,269
Credit Suisse Group AG (Switzerland)*	48,524	1,347,572
Goldman Sachs Group, Inc., The (United States)	4,102	599,179
HSBC Holdings PLC (United Kingdom)	124,350	1,361,880
Industrial & Commercial Bank of China, Ltd., Class H (China)	887,500	625,604
Intesa Sanpaolo S.p.A (Italy)	265,122	481,493
JPMorgan Chase & Co. (United States)	23,515	1,152,470
Lincoln National Corp. (United States)	7,000	238,070
MetLife, Inc. (United States)	19,900	775,901
Ping An Insurance Group Co. of China, Ltd., Class H (China)	54,900	435,736
Sberbank of Russia, Sponsored ADR (Russia)	33,694	434,879
Schroders PLC (United Kingdom)	13,248	481,153
Societe Generale SA (France)*	31,676	1,150,694
Sony Financial Holdings, Inc. (Japan)	26,780	378,323
Sumitomo Mitsui Financial Group, Inc. (Japan)	20,981	991,716
Wells Fargo & Co. (United States)	25,876	982,771
Total Financials		14,092,137
Health Care - 7.9%
Agilent Technologies, Inc. (United States)	26,213	1,086,267
Amgen, Inc. (United States)	4,000	416,840
Express Scripts Holding Co. (United States)*	22,487	1,335,053
Perrigo Co. (United States)	6,316	754,194
Sanofi (France)	7,530	814,111
Shire PLC (Ireland)	18,110	564,524
Sonova Holding AG (Switzerland)*	10,710	1,166,727
St Jude Medical, Inc. (United States)	9,900	408,078
Total Health Care		6,545,794
Industrials - 11.9%
Aggreko PLC (United Kingdom)	41,520	1,150,960
Assa Abloy AB, Class B (Sweden)	7,737	309,625
CH Robinson Worldwide, Inc. (United States)	7,100	421,669

The accompanying notes are an integral part of these financial statements.

Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 11.9% (continued)
Delta Air Lines, Inc. (United States)*	10,661	$182,730
East Japan Railway Co. (Japan)	3,300	278,575
FANUC Corp. (Japan)	6,696	1,010,776
Fiat Industrial S.p.A. (Italy)	44,857	506,539
G4S PLC (United Kingdom)	106,798	519,847
General Electric Co. (United States)	19,900	443,571
Hutchison Whampoa, Ltd. (Hong Kong)	49,597	539,577
Kuehne + Nagel International AG (Switzerland)	5,106	584,858
Michael Page International PLC (United Kingdom)	102,831	596,875
Orkla ASA (Norway)	50,800	458,080
Prysmian S.p.A. (Italy)	18,717	377,796
Ryanair Holdings PLC, Sponsored ADR (Ireland)	22,325	967,566
United Continental Holdings, Inc. (United States)*	12,833	414,506
United Parcel Service, Inc., Class B (United States)	5,500	472,120
Wolseley PLC (Switzerland)	11,432	566,217
Total Industrials		9,801,887
Information Technology - 18.1%
Apple, Inc. (United States)	3,733	1,652,786
Baidu, Inc., Sponsored ADR (China)*	6,226	534,502
Broadcom Corp., Class A (United States)	14,700	529,200
Check Point Software Technologies, Ltd. (Israel)*	28,012	1,305,919
Cognizant Technology Solutions Corp., Class A (United States)*	9,838	637,502
eBay, Inc. (United States)*	5,952	311,825
EMC Corp. (United States)*	23,700	531,591
Google, Inc., Class A (United States)*	3,069	2,530,605
Infosys, Ltd., Sponsored ADR (India)[1]	7,710	321,815
Lenovo Group, Ltd. (China)	444,500	406,620
Marvell Technology Group, Ltd. (Bermuda)	26,929	289,756
Microsoft Corp. (United States)	55,890	1,849,959
NVIDIA Corp. (United States)	26,000	358,020
QUALCOMM, Inc. (United States)	6,800	419,016
Samsung Electronics Co., Ltd., GDR (South Korea)	1,433	992,470
SAP AG (Germany)	18,781	1,497,258
Synopsys, Inc. (United States)*	10,200	362,814
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	20,748	395,872
Total Information Technology		14,927,530

	Shares	Value
Materials - 4.1%
BHP Billiton PLC (United Kingdom)	10,199	$286,926
CRH PLC (Ireland)	20,362	438,046
Israel Chemicals, Ltd. (Israel)	40,313	480,390
Monsanto Co. (United States)	7,433	793,993
Newmont Mining Corp. (United States)	9,800	317,520
Praxair, Inc. (United States)	3,600	411,480
Syngenta AG (Switzerland)	1,000	427,519
Xstrata PLC (Switzerland)*	13,809	207,804
Total Materials		3,363,678
Telecommunication Services - 1.2%
Softbank Corp. (Japan)	7,300	362,036
Vodafone Group PLC (United Kingdom)	214,138	653,399
Total Telecommunication Services		1,015,435
Utilities - 1.5%
AES Corp., The (United States)	44,891	622,189
ITC Holdings Corp. (United States)	7,000	645,540
Total Utilities		1,267,729
Total Common Stocks (cost $68,484,154)		76,391,522
Exchange Traded Notes - 0.5%
iPath MSCI India Index ETN (United States)* (cost $416,489)	7,540	457,527

Warrants - 1.0%
Bharti Airtel, Ltd., (United States)*	40,646	240,828
Housing Development Finance Corp., (United States)*	36,866	580,839

Total Warrants (cost $750,361)		821,667

	Principal
Short-Term Investments -5.9%
Repurchase Agreements - 0.8%[2]
Citigroup Global Markets Inc., dated 04/30/13, due 05/01/13, 0.140%, total to be received $618,202 (secured by various U.S. Government Agencies, 0.125% - 6.000%, 07/31/13 - 11/15/42, totaling $630,564)	$618,200	618,200

	Shares
Other Investment Companies - 5.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	4,225,224	4,225,224
Total Short-Term Investments (cost $4,843,424)		4,843,424

The accompanying notes are an integral part of these financial statements.

Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

Value
Total Investments - 99.9% (cost $74,494,428)	$82,514,140
Other Assets, less Liabilities - 0.1%	58,899
Net Assets - 100.0%	$82,573,039

The accompanying notes are an integral part of these financial statements.

Trilogy Emerging Markets Equity Fund

Fund Snapshots

April 30, 2013

Portfolio Breakdown (unaudited)

Industry	Trilogy Emerging Markets Equity Fund**	MSCI Emerging Markets Index
Financials	25.9%	27.9%
Information Technology	17.1%	14.2%
Consumer Discretionary	11.9%	7.7%
Materials	8.9%	10.3%
Energy	8.7%	11.8%
Consumer Staples	6.7%	9.3%
Industrials	6.2%	6.3%
Health Care	4.1%	1.3%
Telecommunication Services	3.6%	7.6%
Utilities	2.4%	3.6%
Other Assets and Liabilities	4.5%	0.0%

**	As a percentage of net assets.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Samsung Electronics Co., Ltd.*	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.*	3.2
Baidu, Inc.*	2.7
Hyundai Motor Co.*	2.4
SABMiller PLC	2.0
China Shenhua Energy Co., Ltd., Class H*	1.9
Sberbank of Russia*	1.9
Industrial & Commercial Bank of China, Ltd., Class H	1.8
Kasikornbank PCL	1.8
Grupo Mexico, S.A.B. de C.V., Series B*	1.7

Top Ten as a Group	23.8%

*	Top Ten Holding at October 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments

April 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 95.5%
Consumer Discretionary - 11.9%
Anta Sports Products, Ltd. (China)	794,949	$667,208
Ctrip.com International, Ltd., ADR (China)*,1	31,227	686,369
Dongfeng Motor Group Co., Ltd., Class H (China)	757,000	1,130,947
Genting Bhd (Malaysia)	395,549	1,366,079
Hyundai Department Store Co., Ltd. (South Korea)	4,477	651,132
Hyundai Motor Co. (South Korea)	13,004	2,361,308
Imperial Holdings, Ltd. (South Africa)	58,057	1,287,057
MRV Engenharia e Participacoes, S.A. (Brazil)	119,178	512,869
Naspers, Ltd., N Shares (South Africa)	19,486	1,305,808
Parkson Retail Group, Ltd. (China)	1,155,100	625,665
Woongjin Coway Co., Ltd. (South Korea)	21,701	1,099,533
Total Consumer Discretionary		11,693,975
Consumer Staples - 6.7%
Anadolu Efes Biracilik Ve Malt Sanayii A.S. (Turkey)	26,472	440,025
E-Mart Co., Ltd. (South Korea)	7,049	1,377,011
Hengan International Group Co., Ltd. (China)	62,400	645,955
Jeronimo Martins SGPS, S.A. (Portugal)	56,873	1,354,547
Natura Cosmeticos S.A. (Brazil)	32,940	825,496
SABMiller PLC (United Kingdom)	36,997	1,998,466
Total Consumer Staples		6,641,500
Energy - 8.7%
Adaro Energy Tbk PT (Indonesia)	6,796,074	861,317
China Shenhua Energy Co., Ltd., Class H (China)	542,500	1,923,631
CNOOC, Ltd., ADR (Hong Kong)	6,929	1,298,079
Eurasia Drilling Co., Ltd., GDR (Cayman Islands)[1]	24,817	972,240
Gazprom OAO, Sponsored ADR (Russia)	144,393	1,149,941
Pacific Rubiales Energy Corp. (Canada)	16,501	348,872
Petroleo Brasileiro, S.A., ADR (Brazil)	39,367	753,878
Shougang Fushan Resources Group, Ltd. (Hong Kong)	744,874	291,476
Tambang Batubara Bukit Asam Tbk PT (Indonesia)	389,154	610,766
TMK OAO, GDR (Russia)	25,905	329,349
Total Energy		8,539,549
Financials - 25.9%
African Bank Investments, Ltd. (South Africa)	300,857	956,152
Axis Bank, Ltd. (India)	47,292	1,312,969
Banco Bradesco, S.A., ADR (Brazil)	90,622	1,503,419

	Shares	Value
Banco Santander Brasil, S.A., ADR (Brazil)	115,957	$860,401
Bancolombia, S.A., Sponsored ADR (Colombia)	18,472	1,251,847
Bangkok Bank PCL (Thailand)	176,200	1,365,602
Bangkok Bank PCL, Receipt (Thailand)	30,500	235,361
Bank Mandiri Tbk PT (Indonesia)	917,758	992,858
Bank Pekao S.A. (Poland)	14,788	709,455
CETIP, S.A. - Mercados Organizados (Brazil)	92,273	1,089,336
China Construction Bank Corp., Class H (China)	1,776,163	1,490,752
China Life Insurance Co., Ltd., Class H (China)	233,000	644,474
Dongbu Insurance Co., Ltd. (South Korea)	19,936	805,444
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	87,822	661,795
Haci Omer Sabanci Holding A.S. (Turkey)	124,308	774,820
Housing Development Finance Corp. (India)	36,035	567,637
Industrial & Commercial Bank of China, Ltd., Class H (China)	2,525,196	1,780,024
Itau Unibanco Holding, S.A., ADR (Brazil)	75,236	1,266,222
Kasikornbank PCL (Thailand)	234,100	1,725,543
KB Financial Group, Inc., ADR (South Korea)	12,845	421,316
Power Finance Corp., Ltd. (India)*	103,213	373,987
Sberbank of Russia (Russia)	589,637	1,877,927
Sberbank of Russia, Sponsored ADR (Russia)	28,962	373,805
Shinhan Financial Group Co., Ltd. (South Korea)	17,026	589,731
State Bank of India, Sponsored GDR (India)	8,233	695,689
Turkiye Garanti Bankasi A.S. (Turkey)	213,115	1,179,148
Total Financials		25,505,714
Health Care - 4.1%
Aspen Pharmacare Holdings, Ltd. (South Africa)	41,210	896,186
Diagnosticos da America S.A. (Brazil)	155,655	856,560
Dr Reddy’s Laboratories, Ltd. (India)	21,719	819,266
Mindray Medical International, Ltd., ADR (China)[1]	38,156	1,506,780
Total Health Care		4,078,792
Industrials - 6.2%
All America Latina Logistica, S.A. (Brazil)	314,453	1,590,536
Arteris, S.A. (Brazil)	26,003	288,005
Bidvest Group, Ltd. (South Africa)	36,510	950,285
Globaltrans Investment PLC, GDR (Cayman Islands)	48,091	682,892
Hyundai Glovis Co., Ltd. (South Korea)	4,088	688,150
Samsung Heavy Industries Co., Ltd. (South Korea)	35,230	1,123,993

The accompanying notes are an integral part of these financial statements.

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 6.2% (continued)
Tata Motors, Ltd., Sponsored ADR (India)	28,322	$779,988
Total Industrials		6,103,849
Information Technology - 17.1%
Baidu, Inc., Sponsored ADR (China)*	30,916	2,654,139
Hon Hai Precision Industry Co., Ltd. (Taiwan)	489,111	1,264,243
Infosys, Ltd., Sponsored ADR (India)[1]	28,409	1,185,792
MediaTek, Inc. (Taiwan)	94,921	1,158,374
NHN Corp. (South Korea)	4,831	1,302,856
Samsung Electronics Co., Ltd. (South Korea)	3,127	4,324,705
Synnex Technology International Corp. (Taiwan)	374,766	634,598
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	846,962	3,143,441
Yandex NV, Class A (Netherlands)*	46,450	1,195,623
Total Information Technology		16,863,771
Materials - 8.9%
Anhui Conch Cement Co., Ltd., Class H (China)	135,148	490,663
BHP Billiton PLC (United Kingdom)	35,375	990,806
Grupo Mexico, S.A.B. de C.V., Series B (Mexico)	469,427	1,685,210
Israel Chemicals, Ltd. (Israel)	77,351	921,753
Korea Zinc Co., Ltd. (South Korea)	2,185	630,614
LG Chem, Ltd. (South Korea)	2,244	531,059
Novolipetsk Steel OJSC, GDR (Russia)[1]	39,936	670,882
Uralkali OJSC, GDR (Russia)	43,217	1,567,270
Vale, S.A., Sponsored ADR (Brazil)	75,732	1,294,260
Total Materials		8,782,517
Telecommunication Services - 3.6%
America Movil, S.A.B de C.V., Series L, ADR (Mexico)	52,506	1,122,578
Mobile Telesystems OJSC, Sponsored ADR (Russia)	53,224	1,101,737
MTN Group, Ltd. (South Africa)	72,081	1,300,773
Total Telecommunication Services		3,525,088
Utilities - 2.4%
GAIL India, Ltd. (India)*	131,294	857,397
Huaneng Power International, Inc., Class H (China)	544,656	631,073

	Shares	Value
Power Grid Corp. of India, Ltd. (India)*	404,287	$842,883
Total Utilities		2,331,353
Total Common Stocks (cost $92,704,421)		94,066,108

	Principal
Short-Term Investments - 6.7%
Repurchase Agreements - 3.2%[2]
BNP Paribas Securities Corp., dated 04/30/13, due 05/01/13, 0.140%, total to be received $1,000,004 (secured by various U.S. Government Agencies, 0.250% - 0.875%, 05/31/14 - 03/31/18, totaling $1,020,000)	$1,000,000	1,000,000
Citigroup Global Markets Inc., dated 04/30/13, due 05/01/13, 0.180%, total to be received $1,000,005 (secured by various U.S. Government Agencies, 0.841% - 6.500%, 11/01/18 - 03/15/53, totaling $1,020,439)	1,000,000	1,000,000
Deutsche Bank Securities, Inc., dated 04/30/13, due 05/01/13, 0.150%, total to be received $173,409 (secured by various U.S. Government Agencies, 0.000% - 10.625%, 05/15/13 - 05/15/42, totaling $176,876)	173,408	173,408
Goldman Sachs & Co., dated 04/30/13, due 05/01/13, 0.170%, total to be received $1,000,005 (secured by various U.S. Government Agencies, 2.500% - 6.500%, 05/1/20 - 04/1/43, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,173,408

	Shares
Other Investment Companies - 3.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	3,439,460	3,439,460
Total Short-Term Investments (cost $6,612,868)		6,612,868
Total Investments - 102.2% (cost $99,317,289)		100,678,976
Other Assets, less Liabilities - (2.2)%		(2,189,744)
Net Assets - 100.0%		$98,489,232

The accompanying notes are an integral part of these financial statements.

Trilogy International Small Cap Fund

Fund Snapshots

April 30, 2013

Portfolio Breakdown (unaudited)

Industry	Trilogy International Small Cap Fund**	MSCI AC World Index ex-U.S. Small Cap
Industrials	26.5%	18.8%
Financials	19.6%	20.7%
Consumer Discretionary	13.0%	18.2%
Information Technology	11.3%	9.7%
Materials	8.3%	11.2%
Health Care	5.8%	5.5%
Energy	5.4%	6.1%
Consumer Staples	4.7%	6.3%
Telecommunication Services	1.9%	1.1%
Utilities	0.0%	2.4%
Other Assets and Liabilities	3.5%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Makita Corp.*	3.0%
Ashtead Group PLC*	3.0
Intrum Justitia AB	2.6
Stanley Electric Co., Ltd.	2.4
Ramirent OYJ	2.2
International Personal Finance PLC*	2.2
PureCircle, Ltd.*	2.1
Credit Saison Co., Ltd.	2.1
Sawai Pharmaceutical Co., Ltd.*	2.1
Opera Software ASA	2.1

Top Ten as a Group	23.8%

*	Top Ten Holding at October 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Trilogy International Small Cap Fund

Schedule of Portfolio Investments

April 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 96.5%
Consumer Discretionary - 13.0%
Cia Hering (Brazil)	7,699	$156,808
Daiichikosho Co., Ltd. (Japan)	6,711	199,571
Debenhams PLC (United Kingdom)	285,892	369,809
Foschini Group, Ltd., The (South Africa)	20,818	267,145
Hyundai Department Store Co., Ltd. (South Korea)	1,246	181,217
Nitori Holdings Co., Ltd. (Japan)	2,300	173,518
Piaggio & C S.p.A. (Italy)	122,000	313,532
SAF-Holland, S.A. (Germany)*	42,274	352,308
Stanley Electric Co., Ltd. (Japan)	24,002	460,348
Total Consumer Discretionary		2,474,256
Consumer Staples - 4.7%
FamilyMart Co., Ltd. (Japan)	4,900	223,933
Prince Frog International Holdings, Ltd. (China)	419,667	262,725
PureCircle, Ltd. (Bermuda)*	99,574	408,337
Total Consumer Staples		894,995
Energy - 5.4%
Awilco LNG AS (Norway)*	8,802	21,370
Electromagnetic GeoServices AS (Norway)*	220,962	321,233
Eurasia Drilling Co., Ltd., GDR (Cayman Islands)	6,259	245,205
Fred Olsen Energy ASA (Norway)	3,450	150,508
Polarcus, Ltd. (Arab Emirates)*	324,844	295,552
Total Energy		1,033,868
Financials - 19.6%
African Bank Investments, Ltd. (South Africa)	52,302	166,221
Aozora Bank, Ltd. (Japan)	79,202	248,148
Banca Generali S.p.A. (Italy)	9,194	189,747
Close Brothers Group PLC (United Kingdom)	23,708	382,754
Credit Saison Co., Ltd. (Japan)	13,700	400,747
Dongbu Insurance Co., Ltd. (South Korea)	3,650	147,465
First Pacific Co., Ltd. (Hong Kong)	141,612	196,128
GAM Holding AG (Switzerland)*	20,672	365,583
GP Investments, Ltd., BDR (Bermuda)*	73,597	173,624
IMMOFINANZ AG (Austria)*	95,649	391,099
International Personal Finance PLC (United Kingdom)	52,411	415,648
Jupiter Fund Management PLC (United Kingdom)	47,070	242,325
Paragon Group of Cos PLC (United Kingdom)	46,713	226,934
Provident Financial PLC (United Kingdom)	7,900	200,255
Total Financials		3,746,678
Health Care - 5.8%
Hikma Pharmaceuticals PLC (United Kingdom)	20,446	310,838

	Shares	Value
Mindray Medical International, Ltd., ADR (China)[1]	7,556	$298,386
Nobel Biocare Holding AG (Switzerland)*	9,721	108,955
Sawai Pharmaceutical Co., Ltd. (Japan)	3,087	398,766
Total Health Care		1,116,945
Industrials - 26.5%
All America Latina Logistica, S.A. (Brazil)	48,973	247,710
Ashtead Group PLC (United Kingdom)	62,320	569,945
Hitachi Transport System, Ltd. (Japan)[1]	21,667	344,443
Hiwin Technologies Corp. (Taiwan)	21,605	152,538
Intrum Justitia AB (Sweden)	24,174	497,190
KUKA AG (Germany)*	4,471	202,422
Makita Corp. (Japan)	9,374	571,796
Michael Page International PLC (United Kingdom)	62,808	364,564
Prysmian S.p.A. (Italy)	15,444	311,732
Ramirent OYJ (Finland)	43,297	429,511
Rational AG (Germany)	921	285,921
Tatsuta Electric Wire and Cable Co., Ltd. (Japan)[1]	47,640	340,670
Vesuvius PLC (United Kingdom)	63,354	343,235
Wacker Neuson SE (Germany)[1]	11,813	173,679
Wienerberger AG (Austria)[1]	18,415	226,989
Total Industrials		5,062,345
Information Technology - 11.3%
Anite PLC (United Kingdom)	97,481	185,554
Daum Communications Corp. (South Korea)	2,593	211,972
Dialight PLC (United Kingdom)	10,957	220,580
Digital China Holdings, Ltd. (Hong Kong)	116,000	146,453
Monitise PLC (United Kingdom)*	558,429	292,759
NCC Group PLC (United Kingdom)	132,125	231,917
Opera Software ASA (Norway)	58,212	396,717
Simplo Technology Co., Ltd. (Taiwan)	27,489	117,020
Totvs, S.A. (Brazil)	4,304	80,928
Wirecard AG (Germany)	10,358	278,435
Total Information Technology		2,162,335
Materials - 8.3%
Ferrexpo PLC (Switzerland)	80,168	223,640
Kenmare Resources PLC (Ireland)*	597,119	246,883
Medusa Mining, Ltd. (Australia)	84,225	286,871
Synthomer PLC (United Kingdom)	81,232	253,997
Taseko Mines, Ltd. (Canada)*	148,218	348,679
Tiangong International Co., Ltd. (China)	767,655	217,078
Total Materials		1,577,148

The accompanying notes are an integral part of these financial statements.

Trilogy International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 1.9%
Inmarsat PLC (United Kingdom)	32,138	$361,241
Total Common Stocks (cost $16,276,314)		18,429,811

	Principal
Short-Term Investments - 5.9%
Repurchase Agreements - 3.2%[2]
Citigroup Global Markets Inc., dated 04/30/13, due 05/01/13, 0.140%, total to be received $615,437 (secured by various U.S. Government Agencies, 0.125% - 6.000%, 07/31/13 - 11/15/42, totaling $627,744)	$615,435	615,435

	Shares	Value
Other Investment Companies - 2.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	510,676	$510,676
Total Short-Term Investments (cost $1,126,111)		1,126,111
Total Investments - 102.4% (cost $17,402,425)		19,555,922
Other Assets, less Liabilities - (2.4)%		(457,791)
Net Assets - 100.0%		$19,098,131

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2013, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Trilogy Global Equity Fund	$74,794,667	$9,761,073	$(2,041,600)	$7,719,473
Trilogy Emerging Markets Equity Fund	99,466,053	10,522,966	(9,310,043)	1,212,923
Trilogy International Small Cap Fund	17,712,868	2,954,615	(1,111,561)	1,843,054

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of April 30, 2013, amounting to:

Fund	Market Value	% of Net Assets
Trilogy Global Equity Fund	$616,222	0.8%
Trilogy Emerging Markets Equity Fund	3,101,598	3.2
Trilogy International Small Cap Fund	590,444	3.1

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the April 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

Country	Trilogy Global Equity Fund†	MSCI World Index
Australia	0.0%	3.9%
Austria	0.0%	0.1%
Belgium	0.7%	0.5%
Bermuda	0.3%	0.0%
Brazil	1.2%	0.0%
Canada	0.6%	4.3%
China	2.9%	0.0%
Denmark	0.5%	0.5%
Finland	0.0%	0.3%
France	4.6%	3.8%
Germany	3.4%	3.5%
Hong Kong	1.0%	1.3%
India	0.4%	0.0%
Ireland	2.4%	0.1%
Israel	2.2%	0.2%
Italy	1.6%	0.8%
Japan	7.8%	9.4%
Luxembourg	0.0%	0.1%
Netherlands	0.0%	1.2%
New Zealand	0.0%	0.1%
Norway	0.6%	0.4%
Portugal	1.1%	0.1%
Russia	1.0%	0.0%
Singapore	0.0%	0.8%
South Korea	1.8%	0.0%
Spain	0.0%	1.2%
Sweden	1.6%	1.3%
Switzerland	6.6%	3.7%
Taiwan	0.5%	0.0%
United Kingdom	9.6%	9.2%
United States	46.8%	53.2%
Other	0.8%	0.0%

	100.0%	100.0%

Country	Trilogy Emerging Markets Equity Fund†	MSCI Emerging Markets Index
Brazil	10.8%	12.6%
Canada	0.4%	0.0%
Cayman Islands	1.6%	0.0%
Chile	0.0%	1.9%
China	14.8%	12.7%
Colombia	1.2%	1.1%
Czech Republic	0.0%	0.2%
Egypt	0.0%	0.3%
Hong Kong	1.6%	5.6%
Hungary	0.0%	0.2%
India	7.4%	6.8%
Indonesia	2.4%	3.1%
Israel	0.9%	0.0%
Malaysia	1.4%	3.6%
Mexico	3.4%	5.4%
Morocco	0.0%	0.1%
Netherlands	1.2%	0.0%
Peru	0.0%	0.4%
Philippines	0.0%	1.1%
Poland	0.7%	1.5%
Portugal	1.3%	0.0%
Russia	7.0%	5.7%
South Africa	6.6%	7.0%
South Korea	15.8%	14.4%
Taiwan	6.2%	11.1%
Thailand	3.3%	2.9%
Turkey	2.4%	2.2%
United Kingdom	3.0%	0.0%
United States	3.4%	0.1%
Other	3.2%	0.0%

	100.0%	100.0%

†	As a percentage of total market value on April 30, 2013.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

Country	Trilogy International Small Cap Fund†	MSCI AC World Index ex-U.S. Small Cap
Australia	1.5%	5.7%
Austria	3.2%	0.6%
Belgium	0.0%	0.9%
Bermuda	3.0%	0.4%
Brazil	2.5%	1.6%
Canada	1.8%	8.9%
Cayman Islands	1.2%	0.0%
Chile	0.0%	0.4%
China	4.0%	2.4%
Denmark	0.0%	1.3%
Egypt	0.0%	0.1%
Finland	2.2%	1.0%
France	0.0%	2.6%
Germany	6.6%	4.0%
Greece	0.0%	0.5%
Hong Kong	1.7%	3.7%
India	0.0%	1.5%
Indonesia	0.0%	1.1%
Ireland	1.2%	1.1%
Israel	0.0%	0.7%
Italy	4.2%	2.1%
Japan	17.2%	19.9%
Luxembourg	0.0%	0.1%
Malaysia	0.0%	1.1%
Mexico	0.0%	0.4%
Netherlands	0.0%	1.2%
New Zealand	0.0%	0.6%
Norway	4.5%	1.4%
Philippines	0.0%	0.5%
Poland	0.0%	0.2%
Portugal	0.0%	0.3%
Russia	0.0%	0.1%
Singapore	0.0%	1.9%
South Africa	2.2%	1.8%
South Korea	2.8%	3.7%
Spain	0.0%	1.1%
Sweden	2.5%	2.4%
Switzerland	3.6%	2.5%
Taiwan	1.4%	4.1%
Thailand	0.0%	1.1%
Turkey	0.0%	0.6%
United Arab Emirates	1.5%	0.0%
United Kingdom	25.4%	14.4%
United States	2.6%	0.0%
Other	3.2%	0.0%

	100.0%	100.0%

†	As a percentage of total market value on April 30, 2013.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of April 30, 2013:

(See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy Global Equity Fund
Investments in Securities
Common Stocks
Information Technology	$12,031,182	$2,896,348	—	$14,927,530
Financials	5,086,437	9,005,700	—	14,092,137
Consumer Discretionary	5,555,948	6,270,477	—	11,826,425
Industrials	2,902,162	6,899,725	—	9,801,887
Energy	5,172,043	2,117,448	—	7,289,491
Health Care	4,000,432	2,545,362	—	6,545,794
Consumer Staples	3,011,042	3,250,374	—	6,261,416
Materials	1,522,993	1,840,685	—	3,363,678
Utilities	1,267,729	—	—	1,267,729
Telecommunication Services	—	1,015,435	—	1,015,435
Exchange Traded Notes	457,527	—	—	457,527
Warrants	821,667	—	—	821,667
Short-Term Investments
Repurchase Agreements	—	618,200	—	618,200
Other Investment Companies	4,225,224	—	—	4,225,224

Total Investments in Securities	$46,054,386	$36,459,754	—	$82,514,140

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Financials	$7,750,025	$17,755,689	—	$25,505,714
Information Technology	5,035,554	11,828,217	—	16,863,771
Consumer Discretionary	2,298,771	9,395,204	—	11,693,975
Materials	2,979,470	5,803,047	—	8,782,517
Energy	2,400,829	6,138,720	—	8,539,549
Consumer Staples	2,180,043	4,461,457	—	6,641,500
Industrials	3,341,421	2,762,428	—	6,103,849
Health Care	2,363,340	1,715,452	—	4,078,792
Telecommunication Services	2,224,315	1,300,773	—	3,525,088
Utilities	—	2,331,353	—	2,331,353
Short-Term Investments
Repurchase Agreements	—	3,173,408	—	3,173,408
Other Investment Companies	3,439,460	—	—	3,439,460

Total Investments in Securities	$34,013,228	$66,665,748	—	$100,678,976

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy International Small Cap Fund
Investments in Securities
Common Stocks
Industrials	$247,710	$4,814,635	—	$5,062,345
Financials	173,624	3,573,054	—	3,746,678
Consumer Discretionary	356,379	2,117,877	—	2,474,256
Information Technology	826,184	1,336,151	—	2,162,335
Materials	348,679	1,228,469	—	1,577,148
Health Care	298,386	818,559	—	1,116,945
Energy	21,370	1,012,498	—	1,033,868
Consumer Staples	408,337	486,658	—	894,995
Telecommunication Services	—	361,241	—	361,241
Short-Term Investments
Repurchase Agreements	—	615,435	—	615,435
Other Investment Companies	510,676	—	—	510,676

Total Investments in Securities	$3,191,345	$16,364,577	—	$19,555,922

As of April 30, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

BDR:	Brazilian Depositary Receipt
ETN:	Exchange Traded Notes

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2013 (unaudited)

	Trilogy Global Equity Fund	Trilogy Emerging Markets Equity Fund	Trilogy International Small Cap Fund
Assets:
Investments at value* (including securities on loan valued at $616,222, $3,101,598 and $590,444, respectively)	$82,514,140	$100,678,976	$19,555,922
Foreign currency**	360,067	709,259	230,258
Receivable for investments sold	474,819	169,416	372,258
Receivable for Fund shares sold	201,793	52,368	7,317
Dividends, interest and other receivables	250,746	234,230	72,469
Receivable from affiliate	—	—	6,631
Prepaid expenses	21,218	29,436	16,904
Total assets	83,822,783	101,873,685	20,261,759
Liabilities:
Payable upon return of securities loaned	618,200	3,173,408	615,435
Payable for investments purchased	524,072	80,262	510,681
Payable to affiliate	—	4,265	—
Payable for Fund shares repurchased	23,067	2,396	—
Accrued expenses:
Investment management and advisory fees	29,590	55,222	15,068
Shareholder servicing fees - Service Class	6,424	1,625	1,243
Shareholder servicing fees - Investor Class	113	58	128
Distribution fees - Investor Class	113	58	128
Trustees fees and expenses	1,543	1,911	295
Other	46,622	65,248	20,650
Total liabilities	1,249,744	3,384,453	1,163,628

Net Assets	$82,573,039	$98,489,232	$19,098,131

Net Assets Represent:
Paid-in capital	$72,896,729	$97,442,179	$18,654,292
Undistributed net investment income (loss)	264,273	186,624	(40,549)
Accumulated net realized gain (loss) from investments and foreign currency transactions	1,390,149	(506,307)	(1,669,555)
Net unrealized appreciation of investments and foreign currency translations	8,021,888	1,366,736	2,153,943
Net Assets	$82,573,039	$98,489,232	$19,098,131
Investor Class Shares:
Net Assets	$569,369	$291,572	$837,588
Shares outstanding	52,202	33,235	84,681
Net asset value, offering and redemption price per share	$10.91	$8.77	$9.89
Service Class Shares:
Net Assets	$68,427,942	$17,027,613	$4,601,819
Shares outstanding	6,250,896	1,934,281	464,669
Net asset value, offering and redemption price per share	$10.95	$8.80	$9.90
Institutional Class Shares:
Net Assets	$13,575,728	$81,170,047	$13,658,724
Shares outstanding	1,243,077	9,219,249	1,378,383
Net asset value, offering and redemption price per share	$10.92	$8.80	$9.91
* Investments at cost	$74,494,428	$99,317,289	$17,402,425
** Foreign currency at cost	$359,555	$703,576	$228,671

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the six months ended April 30, 2013 (unaudited)

	Trilogy Global Equity Fund	Trilogy Emerging Markets Equity Fund	Trilogy International Small Cap Fund
Investment Income:
Dividend income	$762,735 [1]	$842,706 [2]	$193,547 [3]
Securities lending income	192	1,449	410
Interest income	155	—	—
Foreign withholding tax	(42,657)	(86,396)	(13,694)
Total investment income	720,425	757,759	180,263
Expenses:
Investment management and advisory fees	171,586	334,104	86,284
Shareholder servicing fees - Service Class	34,736	10,086	3,805
Shareholder servicing fees - Investor Class	178	89	378
Shareholder servicing fees - Institutional Class	1,532	19,941	536
Distribution fees - Investor Class	184	93	397
Transfer agent	18,891	5,761	1,934
Custodian	17,554	53,112	16,371
Extraordinary expense	12,157	15,353	2,750
Professional fees	10,782	4,195	4,011
Registration fees	9,201	17,650	5,872
Reports to shareholders	2,784	4,577	1,076
Trustees fees and expenses	1,849	1,943	339
Miscellaneous	7,682	19,561	1,681
Total expenses before repayments and offsets	289,116	486,465	125,434
Expense repayments	—	75,598	—
Fee waivers	—	(19,941)	—
Expense reimbursements	—	—	(22,552)
Expense reductions	(2,662)	(4,588)	—
Net expenses	286,454	537,534	102,882

Net investment income	433,971	220,225	77,381
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,355,288	111,003	(288,062)
Net realized loss on foreign currency transactions	(19,471)	(38,379)	(5,009)
Net change in unrealized appreciation (depreciation) of investments	6,323,552	2,572,704	1,677,396
Net change in unrealized appreciation (depreciation) on foreign currency translations	2,999	968	(16)
Net realized and unrealized gain	8,662,368	2,646,296	1,384,309

Net increase in net assets resulting from operations	$9,096,339	$2,866,521	$1,461,690

[1]	Includes non-recurring dividends of $21,816.
[2]	Includes non-recurring dividends of $84,716.
[3]	Includes non-recurring dividends of $38,084.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2013 (unaudited) and the fiscal year ended October 31, 2012

	Trilogy Global Equity Fund		Trilogy Emerging Markets Equity Fund		Trilogy International Small Cap Fund
	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$433,971	$532,382	$220,225	$953,965	$77,381	$161,494
Net realized gain (loss) on investments and foreign currency transactions	2,335,817	(337,440)	72,624	(857,624)	(293,071)	(1,182,608)
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	6,326,551	4,049,419	2,573,672	233,331	1,677,380	2,586,025
Net increase in net assets resulting from operations	9,096,339	4,244,361	2,866,521	329,672	1,461,690	1,564,911
Distributions to Shareholders:
From net investment income:
Investor Class shares	(98)	—	(60)	—	(1,982)	(32)
Service Class shares	(458,944)	(77,566)	(77,167)	(55)	(44,564)	(361)
Institutional Class shares	(115,253)	(46,545)	(499,837)	(92,273)	(169,493)	(56,182)
Total distributions to shareholders	(574,295)	(124,111)	(577,064)	(92,328)	(216,039)	(56,575)
Capital Share Transactions:[1]
Net increase from capital share transactions	1,455,809	33,747,707	5,279,389	79,355,116	1,318,439	3,496,071

Total increase in net assets	9,977,853	37,867,957	7,568,846	79,592,460	2,564,090	5,004,407
Net Assets:
Beginning of period	72,595,186	34,727,229	90,920,386	11,327,926	16,534,041	11,529,634
End of period	$82,573,039	$72,595,186	$98,489,232	$90,920,386	$19,098,131	$16,534,041
End of period undistributed net investment income (loss)	$264,273	$404,597	$186,624	$543,463	$(40,549)	$98,109

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Trilogy Global Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Investor Class	For the six months ended April 30, 2013 (unaudited)	For the fiscal period ended October 31, 2012*
Net Asset Value, Beginning of Period	$9.76	$10.02
Income from Investment Operations:
Net investment income[1]	0.08	0.07
Net realized and unrealized gain (loss) on investments[1]	1.14	(0.33)
Total from investment operations	1.22	(0.26)
Less Distributions to Shareholders from:
Net investment income	(0.07)	—
Net Asset Value, End of Period	$10.91	$9.76
Total Return[2]	12.60%[5]	(2.59)%[5]
Ratio of net expenses to average net assets	1.12%[6,7]	1.05%[6]
Ratio of net investment income to average net assets[2]	1.56%[6,7]	1.04%[6]
Portfolio turnover	28%[5]	78%
Net assets at end of period (000’s omitted)	$569	$13

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.13%[6]	1.07%[6]
Ratio of net investment income to average net assets	1.55%[6]	1.02%[6]

Service Class	For the six months ended April 30, 2013 (unaudited)	For the fiscal year ended October 31, 2012	For the fiscal period ended October 31, 2011**
Net Asset Value, Beginning of Period	$9.79	$9.02	$10.00
Income from Investment Operations:
Net investment income[1]	0.06 [4]	0.08	0.02
Net realized and unrealized gain (loss) on investments[1]	1.18	0.72	(1.00)
Total from investment operations	1.24	0.80	(0.98)
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.03)	—
Net Asset Value, End of Period	$10.95	$9.79	$9.02
Total Return[2]	12.69%[5]	8.91%	(9.80)%[5]
Ratio of net expenses to average net assets	0.75%[6,7]	1.02%	1.21%[6]
Ratio of net investment income to average net assets[2]	1.12%[6,7]	0.85%	0.29%[6]
Portfolio turnover	28%[5]	78%	40%[5]
Net assets at end of period (000’s omitted)	$68,428	$59,584	$23,215

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	0.76%[6]	1.04%	1.46%[6]
Ratio of net investment income to average net assets	1.11%[6]	0.83%	0.04%[6]

Trilogy Global Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class	For the six months ended April 30, 2013 (unaudited)	For the fiscal year ended October 31, 2012	For the fiscal period ended October 31, 2011**
Net Asset Value, Beginning of Period	$9.78	$9.03	$10.00
Income from Investment Operations:
Net investment income[1]	0.06	0.09	0.08
Net realized and unrealized gain (loss) on investments[1]	1.17	0.70	(1.05)
Total from investment operations	1.23	0.79	(0.97)
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.04)	—
Net Asset Value, End of Period	$10.92	$9.78	$9.03
Total Return[2]	12.70%[5]	8.76%	(9.70)%[5]
Ratio of net expenses to average net assets	0.66%[6,7]	0.85%	1.00%[6]
Ratio of net investment income to average net assets[2]	1.21%[6,7]	0.92%	1.26%[6]
Portfolio turnover	28%[5]	78%	40%[5]
Net assets at end of period (000’s omitted)	$13,576	$12,998	$11,512

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	0.67%[6]	0.87%	1.25%[6]
Ratio of net investment income to average net assets	1.20%[6]	0.90%	1.01%[6]

Trilogy Emerging Markets Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Investor Class	For the six months ended April 30, 2013 (unaudited)	For the fiscal period ended October 31, 2012*
Net Asset Value, Beginning of Period	$8.57	$9.35
Income from Investment Operations:
Net investment income[1]	0.06 [4]	0.08
Net realized and unrealized gain (loss) on investments[1]	0.20	(0.86)
Total from investment operations	0.26	(0.78)
Less Distributions to Shareholders from:
Net investment income	(0.06)	—
Net Asset Value, End of Period	$8.77	$8.57
Total Return[2]	2.98%[5,9]	(8.34)%[5,9]
Ratio of net expenses to average net assets	1.70%[6,8,12]	1.30%[6]
Ratio of net investment income to average net assets[2]	1.38%[6,8,12]	1.37%[6]
Portfolio turnover	14%[5]	32%
Net assets at end of period (000’s omitted)	$291	$9

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.74%[6]	1.31%[6]
Ratio of net investment income to average net assets	1.34%[6]	1.36%[6]

Service Class	For the six months ended April 30, 2013 (unaudited)	For the fiscal year ended October 31, 2012	For the fiscal period ended October 31, 2011**
Net Asset Value, Beginning of Period	$8.58	$8.62	$10.00
Income from Investment Operations:
Net investment income[1]	0.02 [4]	0.11	0.09
Net realized and unrealized gain (loss) on investments[1]	0.24	(0.14)	(1.47)
Total from investment operations	0.26	(0.03)	(1.38)
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.01)	—
Net Asset Value, End of Period	$8.80	$8.58	$8.62
Total Return[2]	3.05%[5]	(0.33)%	(13.80)%[5]
Ratio of net expenses to average net assets	1.18%[6,8,12]	1.25%	1.09%[6]
Ratio of net investment income to average net assets[2]	0.39%[6,8,12]	1.29%	1.50%[6]
Portfolio turnover	14%[5]	32%	20%[5]
Net assets at end of period (000’s omitted)	$17,028	$15,710	$44

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.22%[6]	1.26%	2.76%[6]
Ratio of net investment income (loss) to average net assets	0.35%[6]	1.28%	(0.17)%[6]

Trilogy Emerging Markets Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class	For the six months ended April 30, 2013 (unaudited)	For the fiscal year ended October 31, 2012	For the fiscal period ended October 31, 2011**
Net Asset Value, Beginning of Period	$8.59	$8.62	$10.00
Income from Investment Operations:
Net investment income[1]	0.02 [4]	0.10	0.10
Net realized and unrealized gain (loss) on investments[1]	0.25	(0.12)	(1.48)
Total from investment operations	0.27	(0.02)	(1.38)
Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.01)	—
Net Asset Value, End of Period	$8.80	$8.59	$8.62
Total Return[2]	3.09%[5]	(0.20)%	(13.80)%[5]
Ratio of net expenses to average net assets	1.05%[6,8,12]	1.05%	1.09%[6]
Ratio of net investment income to average net assets[2]	0.53%[6,8,12]	1.18%	1.58%[6]
Portfolio turnover	14%[5]	32%	20%[5]
Net assets at end of period (000’s omitted)	$81,170	$75,201	$11,284

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.14%[6]	1.06%	2.76%[6]
Ratio of net investment income (loss) to average net assets	0.42%[6]	1.17%	(0.09)%[6]

Trilogy International Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Investor Class	For the six months ended April 30, 2013 (unaudited)	For the fiscal year ended October 31, 2012	For the fiscal period ended October 31, 2011#
Net Asset Value, Beginning of Period	$9.22	$8.33	$9.76
Income from Investment Operations:
Net investment income[1]	0.05 [4]	0.10	0.00 [11]
Net realized and unrealized gain (loss) on investments[1]	0.73	0.82	(1.43)
Total from investment operations	0.78	0.92	(1.43)
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.03)	—
Net Asset Value, End of Period	$9.89	$9.22	$8.33
Total Return[2]	8.53%[5]	11.13%	(14.65)%[5]
Ratio of net expenses to average net assets	1.60%[6,10]	1.35%	1.35%[6]
Ratio of net investment income to average net assets[2]	1.03%[6,10]	1.16%	0.74%[6]
Portfolio turnover	33%[5]	56%	52%[5]
Net assets at end of period (000’s omitted)	$837	$157	$9

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.91%[6]	1.92%	2.58%[6]
Ratio of net investment income (loss) to average net assets	0.72%[6]	0.59%	(0.49)%[6]

Service Class	For the six months ended April 30, 2013 (unaudited)	For the fiscal year ended October 31, 2012	For the fiscal period ended October 31, 2011**
Net Asset Value, Beginning of Period	$9.22	$8.33	$10.00
Income from Investment Operations:
Net investment income[1]	0.04 [4]	0.10	0.03
Net realized and unrealized gain (loss) on investments[1]	0.75	0.83	(1.70)
Total from investment operations	0.79	0.93	(1.67)
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.04)	—
Net Asset Value, End of Period	$9.90	$9.22	$8.33
Total Return[2]	8.64%[5]	11.23%	(16.70)%[5]
Ratio of net expenses to average net assets	1.31%[6,10]	1.29%	1.14%[6]
Ratio of net investment income to average net assets[2]	0.80%[6,10]	1.10%	0.57%[6]
Portfolio turnover	33%[5]	56%	52%[5]
Net assets at end of period (000’s omitted)	$4,602	$3,825	$78

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.56%[6]	1.89%	2.33%[6]
Ratio of net investment income (loss) to average net assets	0.54%[6]	0.50%	(0.62)%[6]

Trilogy International Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class	For the six months ended April 30, 2013 (unaudited)	For the fiscal year ended October 31, 2012	For the fiscal period ended October 31, 2011**
Net Asset Value, Beginning of Period	$9.23	$8.33	$10.00
Income from Investment Operations:
Net investment income[1]	0.04 [4]	0.09	0.09
Net realized and unrealized gain (loss) on investments[1]	0.76	0.85	(1.76)
Total from investment operations	0.80	0.94	(1.67)
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.04)	—
Net Asset Value, End of Period	$9.91	$9.23	$8.33
Total Return[2]	8.81%[5]	11.39%	(16.70)%[5]
Ratio of net expenses to average net assets	1.12%[6,10]	1.10%	1.10%[6]
Ratio of net investment income to average net assets[2]	0.92%[6,10]	1.09%	1.37%[6]
Portfolio turnover	33%[5]	56%	52%[5]
Net assets at end of period (000’s omitted)	$13,659	$12,552	$11,443

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.38%[6]	1.82%	2.24%[6]
Ratio of net investment income to average net assets	0.66%[6]	0.37%	0.23%[6]

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Commenced operations on March 1, 2012.
**	Commenced operations on March 1, 2011.
#	Commenced operations on July 15, 2011.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Note 1(c) of Notes to Financial Statements.)

[4]

Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05 for Trilogy Global Equity Fund’s Service Class, $0.05, $0.01, and $0.01 for Trilogy Emerging Markets Equity Fund’s Investor Class, Service Class and Institutional Class shares, respectively, and $0.03, $0.02, and $0.02 for Trilogy International Small Cap Fund’s Investor Class, Service Class and Institutional Class shares, respectively.

[5]	Not annualized
[6]	Annualized.
[7]	Includes non-routine extraordinary expenses amounting to 0.018%, 0.016% and 0.016% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[8]	Includes non-routine extraordinary expenses amounting to 0.018%, 0.016% and 0.016% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[9]	Total return is based on the Financial Statement Net Asset Values as shown above.
[10]	Includes non-routine extraordinary expenses amounting to 0.017%, 0.016% and 0.016% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[11]	Rounds to less than $0.01.
[12]	Excludes tax expense of $13 or 0.03%, $2,651 or 0.03% and $12,596 or 0.03% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.

Notes to Financial Statements

April 30, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Trilogy Global Equity Fund (“Global Equity”), Trilogy Emerging Markets Equity Fund (“Emerging Markets Equity”) and Trilogy International Small Cap Fund (“International Small Cap”), each a “Fund” and collectively the “Funds.”

Each Fund offers three classes of shares: Investor Class, Service Class and Institutional Class. Emerging Markets Equity and International Small Cap will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended April 30, 2013, Emerging Markets Equity and International Small Cap had redemption fees amounting to $9,923 and $105, respectively. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its Net Asset Value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on

30

Notes to Financial Statements (continued)

market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded as soon as the Trust becomes aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended April 30, 2013, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Global Equity -$2,662 or 0.003% and Emerging Markets Equity - $4,589 or 0.005%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T- Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2013, the custodian expense was not reduced.

Overdrafts will cause a reduction of any balance credits, computed at 1% above the Federal funds rate on the day of the overdraft. Prior to January 1, 2013 the rate was 2% above the effective Federal Funds rate. For the six months ended April 30, 2013, overdraft fees for Global Equity, Emerging Markets Equity and International Small Cap Equity equaled $0, $0 and $17, respectively.

Up until December 31, 2012 the Trust had a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby balance credits were used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2013, the transfer agent expense for Global Equity, Emerging Markets Equity and International Small Cap Equity was not reduced.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense offsets or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are due to differing treatments for losses deferred due to wash sales, REITs, foreign currency, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

31

Notes to Financial Statements (continued)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns as of October 31, 2012 and all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of April 30, 2013, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Expires
Global Equity
(Post-Enactment)	$645,428	—	Unlimited

Emerging Markets Equity
(Post-Enactment)	—	$430,166	Unlimited

International Small Cap Equity
(Post-Enactment)	$996,864	$172,927	Unlimited

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended April 30, 2013 and the fiscal year ended October 31, 2012, the capital stock transactions by class for Global Equity, Emerging Markets Equity and International Small Cap Equity were:

	Global Equity				Emerging Markets Equity
	2013		2012		2013		2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:*
Proceeds from sale of shares	50,858	$543,700	1,334	$13,250	32,158	$281,550	1,070	$10,000
Reinvestment of distributions	10	98	—	—	7	60	—	—
Cost of shares repurchased	—	—	—	—	—	—	—	—

Net increase	50,868	$543,798	1,334	$13,250	32,165	$281,610	1,070	$10,000

Service Class:
Proceeds from sale of shares	639,253	$6,727,311	4,394,048	$41,605,223	232,529	$2,057,278	2,068,027	$18,115,382
Reinvestment of distributions	45,457	458,663	8,846	77,487	8,668	76,969	—	—
Cost of shares repurchased	(517,812)	(5,390,438)	(892,984)	(8,469,500)	(138,044)	(1,223,526)	(242,022)	(2,065,795)

Net increase	166,898	$1,795,536	3,509,910	$33,213,210	103,153	$910,721	1,826,005	$16,049,587

Institutional Class:
Proceeds from sale of shares	8,363	$87,296	48,850	$482,474	472,480	$4,166,941	7,786,196	$65,979,775
Reinvestment of distributions	11,457	115,253	5,307	46,545	56,257	499,566	11,569	91,976
Cost of shares repurchased	(105,310)	(1,086,074)	(803)	(7,772)	(65,632)	(579,449)	(350,425)	(2,776,222)

Net increase (decrease)	(85,490)	$(883,525)	53,354	$521,247	463,105	$4,087,058	7,447,340	$63,295,529

*	Commenced operations on March 1, 2012.

Notes to Financial Statements (continued)

	International Small Cap Equity
	2013		2012
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	70,190	$677,253	17,387	$156,801
Reinvestment of distributions	214	1,982	4	32
Cost of shares repurchased	(2,774)	(25,869)	(1,364)	(11,310)

Net increase	67,630	$653,366	16,027	$145,523

Service Class:
Proceeds from sale of shares	80,459	$778,088	486,863	$4,199,868
Reinvestment of distributions	4,788	44,437	46	361
Cost of shares repurchased	(35,272)	(335,892)	(81,615)	(722,569)

Net increase	49,975	$486,633	405,294	$3,477,660

Institutional Class:
Proceeds from sale of shares	3,957	$38,469	7,934	$72,573
Reinvestment of distributions	18,158	168,509	7,017	54,661
Cost of shares repurchased	(2,941)	(28,538)	(29,397)	(254,346)

Net increase (decrease)	19,174	$178,440	(14,446)	($127,112)

At April 30, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Emerging Markets Equity - one collectively owns 57%; International Small Cap - three collectively own 53%. Transactions by these shareholders may have a material impact on the respective Funds.

h.	Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2013, the market value of repurchase agreements outstanding for Global Equity Fund, Emerging Markets Equity and International Small Cap were $618,200, $3,173,408, and $615,435, respectively.

i.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j.	Foreign Securities

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Portfolio’s investments in emerging market countries are exposed to additional risks. A Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an investment management agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment

Notes to Financial Statements (continued)

portfolio is managed by Trilogy Global Advisors, L.P. (“Trilogy”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Trilogy.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2013, the annual investment management fee rates, as a percentage of average daily net assets, were as follows: Global Equity – 0.45%; Emerging Markets Equity – 0.70%; and International Small Cap – 1.00%.

The Investment Manager has contractually agreed, until at least March 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fees and expenses, and extraordinary items) of Global Equity and International Small Cap to 1.00% and 1.10%, respectively, of each Fund’s average daily net assets.

Effective November 1, 2011, the Investment Manager has contractually agreed, until at least March 1, 2014, to limit the annual operating expenses (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) of Emerging Markets Equity to 1.05% of the average daily net assets of the Fund. Immediately prior to November 1, 2011, Emerging Markets Equity had a contractual expense limitation of 1.10%.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended April 30, 2013, each Fund’s components of reimbursement are detailed in the following chart:

	Global Equity	Emerging Markets Equity	International Small Cap
Reimbursement Available - 10/31/12	—	$80,286	$200,208
Additional Reimbursements	—	—	22,552
Repayments	—	(75,598)	—
Expired Reimbursements	—	—	—

Reimbursement Available - 4/30/13	—	$4,688	$222,760

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to January 1, 2013, the annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Funds are distributed by Managers Distributors, Inc., (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchases through brokers, dealers, or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including payment of the expenses relating to the distribution of prospectuses for sales purposes and advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributors up to 0.25% annually of the Fund’s average daily net assets attributable to the Investor Class shares.

For each of the Investor, Service and Institutional Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees.”) Shareholder servicing fees include payments to third parties such as bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping and servicing services. The Investor, Service and Institutional Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The Investment Manager is voluntarily waiving the 0.05% of shareholder servicing fees of Emerging Markets Equity Institutional Class shares.

Notes to Financial Statements (continued)

The impact on the expense ratios for the six months ended April 30, 2013 were as follows:

Fund	Maximum Rate	Actual Rate
Global Equity
Investor Class	0.25%	0.24%
Service Class	0.25%	0.11%
Institutional Class	0.05%	0.02%
Emerging Markets Equity
Investor Class	0.25%	0.24%
Service Class	0.25%	0.12%
Institutional Class	0.05%	0.00%
International Small Cap
Investor Class	0.25%	0.24%
Service Class	0.25%	0.19%
Institutional Class	0.05%	0.01%

The Securities and Exchange Commission has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2013, Global Equity lent $1,781,878, for three days earning interest of $175. The interest earned is included in the Statement of Operations as interest income. At April 30, 2013, the Funds had no loans outstanding.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2013, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Global Equity	$20,694,055	$20,614,862
Emerging Markets Equity	17,170,458	13,419,160
International Small Cap	6,504,913	5,568,128

The Funds had no purchases or sales of U.S. Government obligations during the six months ended April 30, 2013.

4.	Portfolio Securities Loaned

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral received on all securities loaned is accepted in cash and is maintained at a minimum level of

102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Until December 31, 2012, collateral received in the form of cash was invested temporarily in the BNY Mellon Overnight Government Fund. Effective January 1, 2013, cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses and expect the risks of material loss to be remote.

6.	New Accounting Pronouncements

In December 2011, the Financial Account Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011- 11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the Funds’ financial statements and disclosures.

In June 2013, the FASB issued ASU No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is

Notes to Financial Statements (continued)

evaluating the impact of ASU 2013-08 on the Funds’ financial statements and disclosures.

7.	Subsequent Events

Managers AMG Funds has filed a proxy statement with the SEC for a shareholder meeting at which shareholders will be asked to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

The Funds have determined that no other material events or transactions occurred through the issuance date of the Funds’ financial statements, which require additional disclosure in or adjustment of the Funds’ financial statements.

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Trilogy Global Advisors, LP

1114 Avenue of the Americas, 28th Floor

New York, NY 10036

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

Trustees

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION
CADENCE MID-CAP
CADENCE EMERGING COMPANIES
Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH
Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY
FQ U.S. EQUITY
First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH
Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY
Gannett Welsh & Kotler, LLC

MICRO-CAP
Lord, Abbett & Co. LLC
WEDGE Capital Management L.L.P.
Next Century Growth Investors LLC
RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES
Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH
Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO
Skyline Asset Management, L.P.

SPECIAL EQUITY
Ranger Investment Management, L.P.
Lord, Abbett & Co. LLC
Smith Asset Management Group, L.P.
Federated MDTA LLC

SYSTEMATIC VALUE
SYSTEMATIC MID CAP VALUE
Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL SMALL CAP FUND
TIMESSQUARE MID CAP GROWTH
TIMESSQUARE SMALL CAP GROWTH
TSCM GROWTH EQUITY
TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY
TRILOGY EMERGING MARKETS EQUITY
TRILOGY INTERNATIONAL SMALL CAP
Trilogy Global Advisors, L.P.

YACKTMAN FUND
YACKTMAN FOCUSED FUND
Yacktman Asset Management L.P.

CHICAGO EQUITY PARTNERS BALANCED
Chicago Equity Partners, LLC

ALTERNATIVE FUNDS
FQ GLOBAL ALTERNATIVES
FQ GLOBAL ESSENTIALS
First Quadrant, L.P.

INCOME FUNDS
BOND (MANAGERS)
GLOBAL INCOME OPPORTUNITY
Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)
Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE
Miller Tabak Asset Management LLC

GW&K FIXED INCOME FUND
GW&K MUNICIPAL BOND
GW&K MUNICIPAL ENHANCED YIELD
Gannett Welsh & Kotler, LLC

HIGH YIELD
J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT
SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinner
Keitha L. Kinne, President

Date:	June 26, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	June 26, 2013